Lease Prepayments and Other Non-current Assets	12 Months Ended
Dec. 31, 2019
Lease prepayments and other non-current assets [abstract]
Lease prepayments and other non-current assets
15	Lease prepayments and other non-current assets

	Land use rights RMB’000	Other Intangible assets RMB’000	Long-term prepaid expense RMB’000	Total RMB’000
As at 1 January 2018
Cost	725,152	81,085	349,588	1,155,825
Accumulated amortization	(350,980)	(57,596)	—	(408,576)

Net book amount	374,172	23,489	349,588	747,249

Year ended 31 December 2018
Opening net book amount	374,172	23,489	349,588	747,249
Additions	-	3,008	374,519	377,527
Charge for the year	(14,815)	(5,929)	(221,418)	(242,162)
Transferred to assets classified as held for sale	(24,331)	-	-	(24,331)

Closing net book amount	335,026	20,568	502,689	858,283

As at 31 December 2018	335,026	20,568	502,689	858,283
Change in accounting policy (Note 3)	(335,026)	-	-	(335,026)

Restated opening amount as at 1 January 2019	-	20,568	502,689	523,257

Cost	-	84,093	502,689	586,782
Accumulated amortization	-	(63,525)	—	(63,525)

Net book amount	-	20,568	502,689	523,257

Year ended 31 December 2019
Opening net book amount	-	20,568	502,689	523,257
Additions	-	1,762	170,687	172,449
Charge for the year	-	(4,695)	(209,597)	(214,292)

Closing net book amount	-	17,635	463,779	481,414

As at 31 December 2019
Cost	-	85,855	463,779	549,634
Accumulated amortization	-	(68,220)	-	(68,220)

Net book amount	-	17,635	463,779	481,414

For the year ended 31 December 2019, the amortization of RMB 214,292 thousands (2018: RMB 242,162 thousands, 2017: RMB 245,635 thousands) has been charged in Cost of sales.